Benefit Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution	9,578
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employee option pension benefit payment, percentage	50.00%
Employee option pension benefit payment, period	20 years
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	60.00%
Domestic | Securities (Assets)
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	25.00%
Domestic | Trust Accounts
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	10.00%
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	5.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution	1,002
Foreign | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of equity securities for defined benefit plans lower limit	70.00%
Allocation of equity securities for defined benefit plans upper limit	80.00%
Allocation of debt securities for defined benefit plans lower limit	20.00%
Allocation of debt securities for defined benefit plans upper limit	30.00%
U.S. Defined Benefit | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of equity for defined benefit plans	40.00%
Allocation of fixed income for defined benefit plans	60.00%
Europe Defined Benefit | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of equity for defined benefit plans	60.00%
Allocation of fixed income for defined benefit plans	40.00%